FT Vest U.S. Equity Deep Buffer ETF - November Average Annual Total Returns		12 Months Ended	24 Months Ended	45 Months Ended		48 Months Ended		51 Months Ended		53 Months Ended	54 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.99%	11.28%	13.06%	13.61%	13.81%	14.99%	16.04%	16.20%	16.96%	18.64%	14.15%	14.53%	14.97%	15.24%
FT Vest U.S. Equity Deep Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Percent		11.07%												6.71%	6.87%
Performance Inception Date	Nov. 15, 2019
FT Vest U.S. Equity Deep Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.07%												6.71%	6.87%
FT Vest U.S. Equity Deep Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.55%												5.26%	5.39%